Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions
7 Related party transactions
Valent Technologies, LLC Agreements
On November 20, 2023, Dr. Brown was terminated from his position as the Company’s Chief Scientific Officer as a result of cost-cutting measures adopted by the Company; he remains a consultant to the Company. Dr. Brown is a principal of Valent Technologies, LLC (“Valent”) and as a result Valent is a related party to the Company.
On September 12, 2010, the Company entered into a Patent Assignment Agreement (the “Valent Assignment Agreement”) with Valent pursuant to which Valent transferred to the Company all its right, title and interest in, and to, the patents for
VAL-083
owned by Valent. The Company now owns all rights and title to
VAL-083
and is responsible for further development and commercialization. In accordance with the terms of the Valent Assignment Agreement, Valent is entitled to receive a future royalty on all revenues derived from the development and commercialization of
VAL-083.
In the event that the Company terminates the agreement, the Company may be entitled to receive royalties from Valent’s subsequent development of
VAL-083
depending on the development milestones the Company has achieved prior to the termination of the Valent Assignment Agreement.
On September 30, 2014, the Company entered into an exchange agreement (the “Valent Exchange Agreement”) with Valent and Del Mar (BC). Pursuant to the Valent Exchange Agreement, Valent exchanged its loan payable in the outstanding amount of $279 (including aggregate accrued interest to September 30, 2014, of $29), issued to Valent by Del Mar (BC), for 279 shares of the Company’s Series A Preferred Stock. The Series A Preferred Stock has a stated value of $1.00 per share (the “Series A Stated Value”) and is not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. For the three months ended September 30, 2024, the Company recorded $2 (2023 - $2
) related to the dividends paid to Valent. The dividends have been recorded as a direct increase in accumulated deficit.
On February 13, 2024, the Company sent an
Opt-Out
Notice to Valent under the Valent Assignment Agreement whereby the Company assigned all rights, title and interest in and to the patents for
VAL-083
to Valent. As a result, the Company granted Valent a
non-exclusive,
fully-paid, royalty-free, perpetual, worldwide and
non-transferable
license, subject to limited exceptions. The Company is entitled to receive royalties from Valent’s subsequent commercialization of
VAL-083
equal to 5% of Valent Net Sales (as defined in the Valent Assignment Agreement).
Related party payables
As of September 30, 2024, there is an aggregate amount of $50 (June 30, 2024 - $52) payable to the Company’s officers and directors for fees, expenses, and other liabilities.

6	Related party transactions
Valent Technologies, LLC Agreements
On November 20, 2023, Dr. Brown was terminated from his position as the Company’s Chief Scientific Officer as a result of cost-cutting measures adopted by the Company; he remains a consultant to the Company. Dr. Brown is a principal of Valent Technologies, LLC (“Valent”) and as a result Valent is a related party to the Company.
On September 12, 2010, the Company entered into a Patent Assignment Agreement (the “Valent Assignment Agreement”) with Valent pursuant to which Valent transferred to the Company all its right, title and interest in, and to, the patents for
VAL-083
owned by Valent. The Company now owns all rights and title to
VAL-083
and is responsible for further development and commercialization. In accordance with the terms of the Valent Assignment Agreement, Valent is entitled to receive a future royalty on all revenues derived from the development and commercialization of
VAL-083.
In the event that the Company terminates the agreement, the Company may be entitled to receive royalties from Valent’s subsequent development of
VAL-083
depending on the development milestones the Company has achieved prior to the termination of the Valent Assignment Agreement.
On September 30, 2014, the Company entered into an exchange agreement (the “Valent Exchange Agreement”) with Valent and Del Mar (BC). Pursuant to the Valent Exchange Agreement, Valent exchanged its loan payable in the outstanding amount of $279 (including aggregate accrued interest to September 30, 2014, of $29), issued to Valent by Del Mar (BC), for 279 shares of the Company’s Series A Preferred Stock. The Series A Preferred Stock has a stated value of $1.00 per share (the “Series A Stated Value”) and is not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. For the three and six months ended December 31, 2023, the Company recorded $2 (2022 - $2
)
and
$
4
(2022
- $
4
),
respectively, related to the dividends paid to Valent. The dividends have been recorded as a direct increase in accumulated deficit.
Related party payables
As of December 31, 2023, there is an aggregate amount of $148 (June 30, 2023 - $298) payable to the Company’s officers and directors for fees, expenses, and accrued bonuses and other liabilities.

6. Related party transactions
Valent Technologies, LLC Agreements
On November 20, 2023, Dr. Brown was terminated from his position as the Company’s Chief Scientific Officer as a result of cost-cutting measures adopted by the Company; he remains a consultant to the Company. Dr. Brown is a principal of Valent Technologies, LLC (“Valent”) and as a result Valent is a related party to the Company.
On September 12, 2010, the Company entered into a Patent Assignment Agreement (the “Valent Assignment Agreement”) with Valent pursuant to which Valent transferred to the Company all its right, title and interest in, and to, the patents for
VAL-083
owned by Valent. The Company now owns all rights and title to
VAL-083
and is responsible for further development and commercialization. In accordance with the terms of the Valent Assignment Agreement, Valent is entitled to receive a future royalty on all revenues derived from the development and commercialization of
VAL-083.
In the event that the Company terminates the agreement, the Company may be entitled to receive royalties from Valent’s subsequent development of
VAL-083
depending on the development milestones the Company has achieved prior to the termination of the Valent Assignment Agreement.
On September 30, 2014, the Company entered into an exchange agreement (the “Valent Exchange Agreement”) with Valent and Del Mar (BC). Pursuant to the Valent Exchange Agreement, Valent exchanged its loan payable in the outstanding amount of $279 (including aggregate accrued interest to September 30, 2014, of $29), issued to Valent by Del Mar (BC), for 279 shares of the Company’s Series A Preferred Stock. The Series A Preferred Stock has a stated value of $1.00 per share (the “Series A Stated Value”) and is not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. For the year ended June 30, 2024, the Company recorded $8 (2023 - $8
) related to the dividends paid to Valent. The dividends have been recorded as a direct increase in accumulated deficit.
On February 13, 2024, the Company sent an
Opt-Out
Notice to Valent under the Valent Assignment Agreement whereby the Company assigned all rights, title and interest in and to the patents for
VAL-083
to Valent. As a result, the Company granted Valent a
non-exclusive,
fully-paid, royalty-free, perpetual, worldwide and
non-transferable
license, subject to limited exceptions. The Company is entitled to receive royalties from Valent’s subsequent commercialization of
VAL-083
equal to 5% of Valent Net Sales (as defined in the Valent Assignment Agreement).
Related party payables
At June 30, 2024 there is an aggregate amount of $52 (2023 - $298) payable to the Company’s officers and directors for fees, expenses, and accrued bonuses and other liabilities.